STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
STATEMENTS OF OPERATIONS [Abstract]
Revenues (Note 10)			$ 1,646		$ 2,050
Cost of revenues (Note 10)	15		595		717
Gross profit (loss)	(15)		1,051		1,333
Sales and Marketing			305
General and administrative	308		427		638
Other expenses			17
Operating profit (loss)	(323)		302		695
Financial income, net	18		36		52
Net profit (loss)	$ (305)		$ 338		$ 747
Per share data-
Basic and Diluted earnings	$ (0.113)		$ 0.126		$ 0.278
Shares used in computing loss per ordinary share:
Basic and Diluted	2,690,857	[1]	2,690,857	[1]	2,690,857	[1]

[1]	Shares used for loss per share calculation have been adjusted retroactively to reflect the one for ten reverse split of our ordinary shares dated February 22, 2010.